Consolidated Statements of Comprehensive Income (loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income		$ 190,455	$ 317,369	$ 128,742
Components of other comprehensive income (loss)
Unrealized holding gains (losses), net, arising on available-for-sale fixed maturity investments		(643,880)	586,458	(718,735)
Unrealized holding gains (losses), net, arising on cash flow hedges		31,061	20,137	3,102
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax		52,597	56,159	42,982
Net unrealized gains (losses) related to investments		(665,416)	550,436	(758,615)
Future policy benefits, DAC and VOBA adjustments		65,245	(58,760)	190,995
Employee benefit plan adjustment		31,586	(95,886)	121,551
Other, net		96,831	(154,646)	312,546
Other comprehensive income (loss) before income taxes		(568,585)	395,790	(446,069)
Income tax expense (benefit) related to items of other comprehensive income		(199,005)	138,526	(156,124)
Net current period other comprehensive income (loss)	[1]	(369,580)	257,264	(289,945)
Total comprehensive income (loss)		$ (179,125)	$ 574,633	$ (161,203)

[1]	Other comprehensive income (loss) includes the non-credit component of impaired losses on fixed maturities available-for-sale, net of future policy benefits, DAC and VOBA adjustments and income taxes, in the amounts of $(6,596), $177, and $18,388 for the years ended December 31, 2015, 2014, and 2013, respectively.